Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2021 and 31 December 2020, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2021	31 December 2020
Income tax and social contribution	10 875	10 372
Value-added and excise taxes	4 605	4 483
Other taxes	685	727

	16 165	15 582